Subscription Agreement (Details Narrative) (10-K) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 22, 2018	May 03, 2018	May 31, 2017	Feb. 28, 2019	Feb. 28, 2018	May 31, 2018
Acquire investment					$ 52,780,000	$ 52,780,000
Number of shares purchased				750,000		750,000
Subscription Agreement [Member] | Smaaash Entertainment Private Limited [Member]
Acquire investment		$ 49,000,000
Number of shares purchased		76,641,157
Percentage of shares holding received	27.53%	24.53%
Subscription Agreement [Member] | Smaaash Entertainment Private Limited [Member] | Minimum [Member]
Number of shares received in investment	76,641,157
Subscription Agreement [Member] | Smaaash Entertainment Private Limited [Member] | Maximum [Member]
Number of shares received in investment	89,583,215